1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

February 27, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Credit Suisse Global Small Cap Fund, Inc.
File Nos. 333-08459, 811-07715
Post-Effective Amendment No. 18

Ladies and Gentlemen:

On behalf of Credit Suisse Global Small Cap Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 18 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and will become effective automatically 60 days after filing.  The Fund is submitting separately a request for acceleration of the effective date to February 27, 2009.

The Amendment includes changes made in response to comments from the staff of the Securities and Exchange Commission.  We have submitted separately a letter responding to the staff’s comments.  The Amendment also reflects changes made for the purpose of bringing the financial statements contained in the registration statement and other information up-to-date pursuant to Section 3-18 of Regulation S-X, and to make other non-material changes.

If you have any questions or comments, please call me at (202) 303-1203 or Jai Massari at (202) 303-1133.

Sincerely,

/s/ Anthony A. Vertuno
Anthony A. Vertuno

cc:	J. Kevin Gao, Esq.
Jai Massari, Esq.

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